April 3, 2020
Logan Capital Large Cap Growth Fund
Institutional Class
LGNGX
Investor Class
LGNHX
A series of Advisors Series Trust (the “Trust”)

Supplement to the Prospectus and Statement of Additional
Information (“SAI”), each dated August 28, 2019

Effective immediately, Logan Capital Management, Inc. has moved its offices. The new address for the Advisor is:

3843 West Chester Pike, Suite 150
Newtown Square, PA 19073

Please adjust your records accordingly.

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Please retain this Supplement with your Prospectus and SAI for reference.